Goodwill and other intangible assets - Customer Relationship Intangible Assets (Details) - Customer Relationships - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost	$ 168,602	$ 141,261
Accumulated amortization	(93,802)	(89,783)
Net carrying amount	74,800	51,478
Bermuda
Finite-Lived Intangible Assets [Line Items]
Cost	29,785	29,785
Accumulated amortization	(19,297)	(17,868)
Net carrying amount	10,488	11,917
Cayman
Finite-Lived Intangible Assets [Line Items]
Cost	16,517	16,517
Accumulated amortization	(8,865)	(7,764)
Net carrying amount	7,652	8,753
Channel Islands and the UK
Finite-Lived Intangible Assets [Line Items]
Cost	97,760	89,396
Accumulated amortization	(63,746)	(62,380)
Net carrying amount	34,014	27,016
Other
Finite-Lived Intangible Assets [Line Items]
Cost	24,540	5,563
Accumulated amortization	(1,894)	(1,771)
Net carrying amount	$ 22,646	$ 3,792